Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Changes in Fair Value of Level 3 Fair Value Measurements

The following table sets forth a summary of changes in fair value of the Company’s level 3 fair value measurements classified as liability for the year ended December 31, 2021. There were no instruments classified as liability subject to level 3 fair value measurements in the year ended December 31, 2022.

Closing balance – December 31, 2020	66
Change in fair value of Class B Warrants, included in (Loss)/Gain on derivative financial instruments in the consolidated statements of comprehensive (loss)/income	(66)
Closing balance – December 31, 2021	-

Location of Derivative Financial Instrument Losses in Statement of Comprehensive (Loss)/Income

Information on the location and amounts of derivative financial instruments fair values in the balance sheet and derivative financial instrument losses in the statement of comprehensive (loss)/income are presented below:

	Amount of (loss)/gain recognized in Statement of comprehensive loss / (income) located in (Loss)/Gain on derivative financial instruments
	2020	2021	2022
Interest rate swaps- change in fair value	(1,332)	-	-
Interest rate swaps– realized gain/(loss)	(25)	-	-
Class B Warrants- change in fair value	543	66	-
Total	(814)	66	-